Acquisition of Sabina - Estimated Fair Value of the Assets Acquired and Liabilities Assumed (Details) - Sabina Gold & Silver Corp. - USD ($) $ in Thousands	Dec. 31, 2023	Apr. 19, 2023
Disclosure of Asset Acquisition [Line Items]
Cash and cash equivalents		$ 38,083
Accounts receivable, prepaids and other		816
Value added and other tax receivables		2,637
Other assets		15,738
Accounts payable and accrued liabilities		(41,344)
Current portion of long-term debt		(3,770)
Construction financing obligations		(65,419)
Gold stream obligation		(173,700)
Long-term debt		(6,716)
Mine restoration provision		(3,436)
Other long-term liabilities		(3,087)
Identifiable assets acquired (liabilities assumed)		937,122
Goose Project
Disclosure of Asset Acquisition [Line Items]
Mining interests	$ 740,000	1,050,326
Hackett River Royalty
Disclosure of Asset Acquisition [Line Items]
Mining interests		64,540
Other
Disclosure of Asset Acquisition [Line Items]
Mining interests		28,533
Buildings, plant & equipment
Disclosure of Asset Acquisition [Line Items]
Mining interests		$ 33,921